Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our equity grants made to employees who are deemed “officers” subject to the provisions of Section 16 of the Exchange Act, including our named executive officers, must be approved by the Compensation Committee. During 2024, equity awards to employees generally were granted on regularly scheduled predetermined dates. As part of our annual performance and compensation review process, the Compensation Committee approved stock option awards to our employees within a few weeks after the end of the year. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates. The exercise price of a newly granted stock option is the closing price of our common stock on the Nasdaq Stock Market on the date of the grant.

Award Timing Method	During 2024, equity awards to employees generally were granted on regularly scheduled predetermined dates. As part of our annual performance and compensation review process, the Compensation Committee approved stock option awards to our employees within a few weeks after the end of the year. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates. The exercise price of a newly granted stock option is the closing price of our common stock on the Nasdaq Stock Market on the date of the grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false